OPERATIONAL CONTEXT - EESG Journey (Details)	12 Months Ended
Dec. 31, 2022 item
OPERATIONAL CONTEXT
Sustainable and innovative practices	60 years
Percentage of low-carbon sources in the installed capacity	97.00%
Number of pillars under the Company's Sustainability Framework	4
Number of projects under the Sustainability 4.0 Program	12
Number of international events of great importance for the sustainability agenda participated by the Company	3